Taxation - Schedule of Aggregate Amount and Per Share Effect of Tax Holidays (Detail) (PRC entities [Member], CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC entities [Member]
Income Tax Holiday [Line Items]
Aggregate effect	57,889	46,225	23,675
Income tax benefit per basic share effect	1.01	0.81	0.43
Income tax benefit per diluted share effect	0.97	0.78	0.42